13. Property and Equipment	12 Months Ended
Dec. 31, 2017
Property And Equipment
Property and Equipment

Note 13 — Property and Equipment

The table below shows the detailed movements which occurred in property and equipment during the years ended December 31, 2017, 2016 and 2015, considering cost and accumulated depreciation separately.

Cost or valuation	Plant and machinery	Industrial and commercial equipment	Office and office-related equipment	Total
Balance at January 1, 2015	$234,350	$989	$11,997	$247,336
Additions	5,271	–	5,289	10,560
Disposals	(134,448)	–	–	(134,448)
Revaluations	(15,307)	(91)	(511)	(15,909)
Balance at December 31, 2015	$89,866	$898	$16,775	$107,539
Additions	–	–	1,480	1,480
Disposals	–	–	–	–
Revaluations	(120)	(22)	(211)	(353)
Balance at December 31, 2016	$89,746	$876	$18,044	$108,666
Additions	289	–	2,104	2,393
Disposals	(1,207)	–	(2,104)	(3,311)
Revaluations	457	150	831	1,438
Balance at December 31, 2017	$89,285	$1,026	$18,875	$109,186

Accumulated depreciation	Plant and machinery	Industrial and commercial equipment	Office and office-related equipment	Total
Balance at January 1, 2015	$85,179	$108	$5,105	$90,392
Depreciation charge for the year	469	–	3,114	3,583
Balance at December 31, 2015	$85,648	$108	$8,219	$93,975
Depreciation charge for the year	495	–	3,149	3,644
Balance at December 31, 2016	$86,143	$108	$11,368	$97,619
Depreciation charge for the year	855	–	3,098	3,953
Balance at December 31, 2017	$86,998	$108	$14,466	$101,572

Property and equipment, net at December 31, 2015	$4,218	$790	$8,556	$13,564

Property and equipment, net at December 31, 2016	$3,603	$768	$6,676	$11,047

Property and equipment, net at December 31, 2017	$2,287	$918	$4,409	$7,614

Revaluations of the property and equipment arise from increase/(decreases) in the 2017, 2016 and 2015 year-end Euro currency exchange rate as compared to the US Dollar from the prior year.